Concentration of Risks (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 21, 2005	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration of Risks (Textual)
Cash and cash equivalents and restricted cash		$ 5,000	$ 1,931
Cash and cash equivalents and restricted cash from discontinued operations		2,296	1,044
Aggregate amount of cash and cash equivalents and restricted cash		2,512	1,336
Financial institutions deposit		$ 5,796	$ 1,639
Concentration risk, percentage		63.80%
Foreign currency exchange rate risk, description	The appreciation / (depreciation) of the United States $ against RMB was approximately (5.7%), 4.9% and 1.4% in the years ended December 31, 2017, 2018 and 2019, respectively. The appreciation / (depreciation) of the United States $ against Rupee was approximately (4.7%). 0.5% and 9.5% in the years ended December 31, 2017, 2018 and 2019, respectively.
Economic risk, discription		Although the PRC government has been pursuing economic reform policies for more than 40 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions.
Five suppliers [Member]
Concentration of Risks (Textual)
Concentration risk, percentage		73.80%	71.00%
Net revenues [Member]
Concentration of Risks (Textual)
Concentration risk, percentage		87.20%	74.80%	66.90%
Accounts receivable [Member]
Concentration of Risks (Textual)
Concentration risk, percentage		4.00%	55.00%
Customer [Member] | Net revenues [Member]
Concentration of Risks (Textual)
Concentration risk, percentage		69.50%